U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and  address of issuer:

      Domini Social Equity Fund
      6 St. James Avenue, 9th Floor
      Boston, MA  02111

2.    Name of each series or class of funds for which this notice is filed:

      Domini Social Equity Fund

3.    Investment Company Act File Number:  811-06351

      Securities Act File Number:    33-29180

4.    Last day of fiscal year for which this notice is filed:   July 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year: 0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

9.    Number and aggregate sale price of securities sold during the fiscal year:

      Series of Registrant                   Number         Sale Price

      Domini Social Equity Fund        2,336,871        $4,331,903

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Series of Registrant                   Number         Sale Price

      Domini Social Equity Fund        2,336,871        $4,331,903

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Series of Registrant                   Number         Sale Price
      Domini Social Equity Fund            50,571         $831,237

12.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $36,711,039

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $831,237

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): $19,284,669

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable): $18,257,607

      (vi) Divisor prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): 2,900

      (vii) Fee due [line (i) or line (v) divided by line (vi)]: $6,296

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           [ X ]

      Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository: October 3, 1996


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)     /s/ John R. Elder

                                   Treasurer

      Date October 3, 1996

                            Philip W. Coolidge, Esq.
                          6 St. James Avenue, 9th Floor
                           Boston, Massachusetts 02116
                                 (617) 423-0800


                                                               October 3, 1996


Domini Social Equity Fund
6 St. James Avenue, 9th Floor
Boston, Massachusetts 02116

RE:   Rule 24f-2 Notice for Domini Social Equity Fund

         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of Shares of Beneficial Interest (par value $0.01 per share) (the "Shares") of the Domini Social Equity Fund, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust's fiscal year ended July 31, 1996, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

      This opinion is limited solely to the laws of the Commonwealth of Massachusetts applied by courts in such Commonwealth. I understand that the foregoing limitation is acceptable to you.

      Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Trust's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.


                                                        Very truly yours,

                                                        /s/ Philip Coolidge

                                                        Philip W. Coolidge, Esq.